CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2023 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (31,644,996)	$ (4,663,896)	¥ (43,701,277)	¥ (51,435,840)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	2,870,387	423,043	3,147,936	2,844,025
Loss from disposal of property and equipment	314	46	12,410	35,325
(Gain) loss in fair value changes of warrants liability	(671)	(99)	(6,226)	933,995
Allowance for (net recovery of) credit losses	4,094,917	603,516	(2,856,803)	4,086,505
Allowance (reversal) for slow moving inventories	(30,722)	(4,528)	(1,251,279)	886,991
Amortization of right of use assets	2,915,356	429,670	4,571,501	1,636,215
Restricted shares issued for management and employees	12,687,016	1,869,835	10,279,881	22,427,682
Restricted shares issued for services	0	0	0	1,070,143
Loss from investment in unconsolidated entity	1,102,361	162,468	0	0
Cash position changes due to the decrease of ownership interest	(32,811)	(4,836)	0	0
Accrued interest income from loans to third parties	(9,116,577)	(1,343,617)	(5,288,121)	(6,998,866)
Accrued interest income from short-term investment	(5,007)	(738)	(17,411)	(885,394)
Expensing of deferred financing costs	2,529,724	372,835	0	0
Changes in operating assets and liabilities:
Notes receivable	(200,000)	(29,476)	1,341,820	2,400,570
Accounts receivable	(12,107,973)	(1,784,494)	1,686,887	(12,151,359)
Inventories	(28,080)	(4,138)	267,413	5,590,058
Other receivables	(5,840,026)	(860,713)	(531,445)	31,908
Other receivables-related parties	(332,024)	(48,934)	208,000	(275,976)
Purchase advances	(43,515,113)	(6,413,334)	(5,057,967)	(2,422,123)
Contract costs	29,704,410	4,377,888	(363,721)	(4,400,442)
Prepaid expense	(412,401)	(60,781)	12,370	(51,467)
Operating lease liabilities	(2,008,468)	(296,012)	(4,869,474)	(2,907,014)
Accounts payable	(4,208,390)	(620,240)	1,940,574	(604,203)
Other payables	(2,645,098)	(389,839)	3,399,579	(3,020,216)
Other payables-related parties	(2,277,818)	(335,709)	628,308	(293,326)
Contract liabilities	(3,049,519)	(449,443)	2,898,774	(927,884)
Contract liabilities-related parties	400,000	58,953	0	0
Accrued payroll and employees' welfare	1,714,862	252,739	(24,937)	854,644
Taxes payable	634,382	93,496	(197,966)	(171,884)
Net cash used in operating activities	(58,801,965)	(8,666,338)	(33,771,174)	(43,747,933)
Cash flows from investing activities:
Investment in unconsolidated entity	(700,000)	(103,167)	0	0
Purchases of property and equipment	(307,295)	(45,290)	(1,010,812)	(282,184)
Proceeds from disposal of property and equipment	3,580	528	2,000	20,000
Purchase of land use right	0	0	0	(15,000,251)
Repayments of loans to third parties	96,417,165	14,210,132	100,478,982	117,522,129
Payments made for loans to third parties	(166,200,000)	(24,494,849)	(140,490,800)	(196,437,504)
Payments and prepayments for construction in progress	(52,653,099)	(7,760,107)	(8,924,101)	(219,132)
Payments for short-term investments	(9,000,000)	(1,326,436)	(3,581,800)	(203,481,600)
Redemption of short-term investments	3,496,550	515,328	87,239,515	300,863,518
Net cash (used in) provided by investing activities	(128,943,099)	(19,003,861)	33,712,984	2,984,976
Cash flows from financing activities:
Proceeds from short-term bank loans	15,305,000	2,255,678	10,476,000	11,581,000
Repayments of short-term bank loans	(15,582,198)	(2,296,532)	(11,319,623)	(11,632,755)
Proceeds from short-term borrowings-related parties	0	0	0	10,000,000
Repayments of short-term borrowings-related parties	0	0	0	(10,018,222)
Proceeds from issuance of common stock	121,893,839	17,964,929	(2,529,724)	77,711,533
Redemption of warrants	0	0	0	(32,617,499)
Payments to acquire noncontrolling interests	(1,950,000)	(287,394)	0	0
Capital contribution by controlling shareholders	0	0	100,000	0
Net cash (used in) provided by financing activities	119,666,641	17,636,681	(3,273,347)	45,024,057
Effect of exchange rate fluctuation on cash and restricted cash	(1,058,680)	(156,030)	(8,626,292)	1,722,165
Net increase (decrease) in cash and restricted cash	(69,137,103)	(10,189,548)	(11,957,829)	5,983,265
Cash and restricted cash at beginning of year	98,882,781	14,573,519	110,840,610	104,857,345
Cash and restricted cash at end of year	29,745,678	4,383,971	98,882,781	110,840,610
Reconciliation of cash and restricted cash, beginning of year
Cash and restricted cash at beginning of year	98,882,781	14,573,519	110,840,610	104,857,345
Cash	29,745,574		98,874,577	109,991,674	$ 4,383,955	$ 14,572,310	¥ 104,125,800
Restricted cash	104		8,204	848,936	$ 16	$ 1,209	¥ 731,545
Cash and restricted cash at end of year	29,745,678	4,383,971	98,882,781	110,840,610
Supplemental cash flow information
Cash paid during the year for interest	1,042,505	153,646	1,070,781	659,472
Cash paid during the year for income tax	0	0	1,609	0
Non-cash investing and financing activities
Right-of-use assets obtained in exchange for operating lease obligations	6,752,841	995,246	0	8,303,099
Reduction of right-of-use assets and operating lease obligations due to early termination of lease agreement	1,371,606	202,150	1,886,347	61,301
Payable for construction in progress	21,712,302	3,199,997	7,270,577	0
Capital contribution receivable due from non-controlling Interest	0	0	724,408	0
Investment in unconsolidated entity resulting from transfer out of control	¥ 1,124,974	$ 165,801	¥ 0	¥ 0